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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [ ]; Amendment Number: _____
   This Amendment (Check only one):               [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Walter Capital Management LLP
Address: 63-64 New Broad Street
         London, EC2M 1JJ England

Form 13F File Number:  28-11288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Nussbaum
Title: Authorized Person
Phone: 203-890-2094

Signature, Place, and Date of Signing:

   /s/ Peter Nussbaum            Stamford, Connecticut            May 15, 2006
------------------------      ---------------------------      -----------------
     [Signature]                    [City, State]                     [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                       1
                                                                   -------------

Form 13F Information Table Entry Total:                               3,202,253*
                                                                   -------------

Form 13F Information Table Value Total:                             $   104,225
                                                                   -------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.           Form 13F File Number          Name

     1            28-4043                       S.A.C. Capital Advisors, LLC
    ---           -------------


* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by the Other Included Managers are listed herein.



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
                                                             Shares or                                                    Voting
                              Title of             Value     Principle                           Investment      Other    Authorized
Name of issuer                Class     CUSIP      (x$1000)  Amount     Shrs / Prn   Put / Call  Discretion      Manager  Shares
------------------------------------------------------------------------------------------------------------------------------------
3COM CORP                     Common    885535104     615    120,000    SHRS                     Shared-Defined  1        120,000
APACHE CORP                   Common    037411105   4,914     75,000    SHRS                     Shared-Defined  1         75,000
AVAYA INC                     Common    053499109   1,130    100,000    SHRS                     Shared-Defined  1        100,000
BANKATLANTIC BANCORP          Common    065908501   1,439    100,000    SHRS                     Shared-Defined  1        100,000
CENTRAL EUROPEAN MEDIA ENTRP  Common    G20045202   3,403     49,600    SHRS                     Shared-Defined  1         49,600
DOW CHEM CO                   Common    260543103  11,368    280,000    SHRS                     Shared-Defined  1        280,000
GLOBALSANTAFE CORP            Common    G3930E101   7,594    125,000    SHRS                     Shared-Defined  1        125,000
GREAT ATLANTIC & PAC TEA INC  Common    390064103   1,223     35,000    SHRS                     Shared-Defined  1         35,000
GUIDANT CORP                  Common    401698105   7,806    100,000    SHRS                     Shared-Defined  1        100,000
HANOVER COMPRESSOR CO         Common    410768105   1,862    100,000    SHRS                     Shared-Defined  1        100,000
IDENIX PHARMACEUTICALS INC    Common    45166R204     679     50,000    SHRS                     Shared-Defined  1         50,000
INFOSPACE INC                 Common    45678T201   1,109     39,671    SHRS                     Shared-Defined  1         39,671
INFRASOURCE SVCS INC          Common    45684P102     861     50,000    SHRS                     Shared-Defined  1         50,000
NOVA CHEMICALS CORP           Common    66977W109   6,168    216,400    SHRS                     Shared-Defined  1        216,400
PARTICLE DRILLING TECHNOLOGI  Common    70212G101     268     50,000    SHRS                     Shared-Defined  1         50,000
SCHERING PLOUGH CORP          Common    806605101   3,798    200,000    SHRS                     Shared-Defined  1        200,000
SMART & FINAL INC             Common    831683107   1,066     65,000    SHRS                     Shared-Defined  1         65,000
SMITH INTL INC                Common    832110100   1,948     50,000    SHRS                     Shared-Defined  1         50,000
TOTAL S A                     Common    89151E109   4,611     35,000    SHRS                     Shared-Defined  1         35,000
TRANSDIGM GROUP INC           Common    893641100       -          2    SHRS                     Shared-Defined  1              2
TRANSOCEAN INC                Common    G90078109  19,272    240,000    SHRS                     Shared-Defined  1        240,000
TRONOX INC                    Common    897051108  13,131    774,200    SHRS                     Shared-Defined  1        774,200
U S AIRWAYS GROUP INC         Common    90341W108   2,644     66,100    SHRS                     Shared-Defined  1         66,100
UNITED SURGICAL PARTNERS INT  Common    913016309   1,123     31,700    SHRS                     Shared-Defined  1         31,700
VA SOFTWARE CORP              Common    91819B105     429     89,580    SHRS                     Shared-Defined  1         89,580
ZEBRA TECHNOLOGIES CORP       Common    989207105   4,472    100,000    SHRS                     Shared-Defined  1        100,000
ZYMOGENETICS INC              Common    98985T109   1,297     60,000    SHRS                     Shared-Defined  1         60,000